SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Land use rights (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting policies
Long-lived asset impairment loss	¥ 286	¥ 297	¥ 157
Impairment Long Lived Asset Held For Use Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	true
Advertising related expenses	¥ 255	128	165
Revenue from Contract with Customer, Excluding Assessed Tax	21,882	13,862	12,785
Loyalty program
Accounting policies
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 288	¥ 267	¥ 243
Minimum
Accounting policies
Estimated membership duration	2 years
Minimum | Legacy Huazhu
Accounting policies
Initial lease term	10 years
Minimum | Legacy DH
Accounting policies
Initial lease term	20 years
Minimum | Land use rights
Accounting policies
Remaining contractual term	30 years
Maximum
Accounting policies
Estimated membership duration	5 years
Maximum | Legacy Huazhu
Accounting policies
Initial lease term	20 years
Maximum | Legacy DH
Accounting policies
Initial lease term	25 years
Maximum | Land use rights
Accounting policies
Remaining contractual term	50 years